Income Taxes (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits Line Items
Beginning balance	$ 9,453	$ 5,303
Recognized in the statement of income		(3,272)
Other comprehensive income	(9,453)	6,435
Recognized in equity	4,882	872
Initial consolidation	14,021	115
Ending balance	(9,450)	9,453
Temporary differences
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits Line Items
Beginning balance	(18,385)	(24,002)
Recognized in the statement of income		(34)
Other comprehensive income	(18,385)	5,536
Recognized in equity	13,052	0
Initial consolidation	10,412	115
Ending balance	(41,849)	(18,385)
Fixed assets
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits Line Items
Beginning balance	(7,227)	(4,202)
Recognized in the statement of income		(2,892)
Other comprehensive income	7,227	(248)
Recognized in equity	8,627	0
Initial consolidation	1,234	115
Ending balance	(14,620)	(7,227)
IFRS 16 – Leases
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits Line Items
Beginning balance	1,389	611
Recognized in the statement of income		729
Other comprehensive income	(1,389)	49
Recognized in equity	400	0
Initial consolidation	144	0
Ending balance	845	1,389
Financial instruments measured at fair value through profit or loss
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits Line Items
Beginning balance	(6,447)	2,912
Recognized in the statement of income		(605)
Other comprehensive income	6,447	(4,140)
Recognized in equity	846	0
Initial consolidation	12,849	0
Ending balance	5,556	(6,447)
Contractual asset in respect of concession arrangements
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits Line Items
Beginning balance	(19,725)	(20,039)
Recognized in the statement of income		954
Other comprehensive income	19,725	(640)
Recognized in equity	744	0
Initial consolidation	2,258	0
Ending balance	(16,723)	(19,725)
Deferred borrowing costs
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits Line Items
Beginning balance	(601)	(2,060)
Recognized in the statement of income		1,472
Other comprehensive income	601	(13)
Recognized in equity	311	0
Initial consolidation	85	0
Ending balance	(827)	(601)
Contingent consideration
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits Line Items
Beginning balance	574	0
Recognized in the statement of income		553
Other comprehensive income	574	21
Recognized in equity	2,193	0
Initial consolidation	35	0
Ending balance	(1,584)	574
Others
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits Line Items
Beginning balance	758	(1,224)
Recognized in the statement of income		(245)
Other comprehensive income	758	2,227
Recognized in equity	(3,111)	0
Initial consolidation	(1,031)	0
Ending balance	(3,384)	758
Unused losses and tax benefits
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits Line Items
Beginning balance	27,838	29,305
Recognized in the statement of income		(3,238)
Other comprehensive income		899
Recognized in equity		872
Initial consolidation		0
Ending balance		27,838
Tax losses
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits Line Items
Beginning balance	27,838	29,305
Recognized in the statement of income		(2,366)
Other comprehensive income	(27,838)	899
Recognized in equity	8,170	0
Initial consolidation	3,609	0
Ending balance	32,399	27,838
Tax benefit in respect of issuance costs
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits Line Items
Beginning balance	0	0
Recognized in the statement of income		(872)
Other comprehensive income	27,838	0
Recognized in equity	8,170	872
Initial consolidation	3,609	0
Ending balance	$ 32,399	$ 0